IFRS 7 - Disclosure - Credit Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Interest recognized on impaired loan	$ 45	$ 40
Interest recognized on loans before impaired	67	58
Current [member]
Disclosure of credit risk exposure [line items]
Interest income	113	99
Canada [member]
Disclosure of credit risk exposure [line items]
Interest income	69	46
Interest recognized on loans before impaired	43	43
Foreign countries [member]
Disclosure of credit risk exposure [line items]
Interest income	44	53
Interest recognized on loans before impaired	24	15
Credit risk [member]
Disclosure of credit risk exposure [line items]
Loans and acceptances after allowance for credit losses	$ 416,400	$ 398,100
Consumer loans percentage in total loans	66.00%	66.00%
Increase in consumer loans, value	$ 9,000
Increase in consumer loans, percentage	3.00%
Increase in residential mortgages loans, value	$ 12,400
Increase in business and government loans, value	$ 9,200
Increase in business and government loans, percentage	7.00%
Business and government portfolios [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in credit exposure	$ 65,300
Business and government portfolios [member] | Advanced Internal Ratings Based [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in credit exposure	59,300
Business and government portfolios [member] | Advanced Internal Ratings Based [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in credit exposure	$ 4,000